Discontinued Operations (Financial Results Of The Commercial Lending Business Included In Net Income (Loss) From Discontinued Operations) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Discontinued Operations [Abstract]
Interest income	$ 8,535	$ 12,660
Provision		13,860
Net interest income	8,535	(1,200)
Non interest income	48	477
Non interest expense	5,484	1,752
Income (loss) before taxes	3,099	(2,475)
Income taxes	1,078	(876)
Net income (loss)	2,021	$ (1,599)
Loans, net	819,602		$ 867,399
Other assets	22,972		20,530
Total assets	$ 842,574		$ 887,929